Initial Public Offering (Details) - $ / shares	1 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Over-allotment option [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock in shares		35,000,000	35,000,000
Price per share (in Dollars per share)	$ 10	$ 10	$ 10
Sale of stock in shares	4,500,000	4,500,000	4,500,000
Class A Common Stock [Member] | Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Description of public warrant		Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).	Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).